UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2011
                                               ------------------
Check here if Amendment [ ]; Amendment Number: ______
This Amendment (Check only one.):   [ ] is a restatement.
                                    [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:         TRG Management LP
              -----------------------------------
Address:      280 Park Avenue, 27th Floor
              -----------------------------------
              New York, New York 10017
              -----------------------------------

Form 13F File Number: 028-11909
                      --------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Guido Mosca
       ----------------------------------
Title:   Director of Portfolio Management
       ----------------------------------
Phone:   (212) 984-2900
       ----------------------------------

Signature, Place, and Date of Signing:

  /s/ Guido Mosca                   New York, NY             August 12, 2011
---------------------------    ------------------------   --------------------
         [Signature]                [City, State]                [Date]

Report Type (Check one only):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                 0
                                                 -----------------
Form 13F Information Table Entry Total:            34
                                                 -----------------
Form 13F Information Table Value Total:            $149,129
                                                 -----------------



List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None


                                                      FORM 13F INFORMATION TABLE

     COLUMN 1          COLUMN 2     COLUMN 3    COLUMN 4           COLUMN 5           COLUMN 6     COLUMN 7          COLUMN 8
                       TITLE OF                  VALUE     SHRS OR      SH/   PUT/   INVESTMENT     OTHER        VOTING AUTHORITY
  NAME OF ISSUER        CLASS        CUSIP     (X$1000)    PRN AMT      PRN   CALL   DISCRETION    MANAGERS    SOLE    SHARED  NONE
------------------  -------------- ---------- ----------- ------------ ------ ----- ------------ ----------- --------- ------ ------
7 DAYS GROUP
HLDGS LTD           ADR             81783J101      437       22600      SH              SOLE                    22600     0       0
AMERICA MOVIL SAB
DE CV               SPON ADR L SHS  02364W105    10776      200000      SH    CALL      SOLE                   200000     0       0
BAIDU INC           SPON ADR REP A  056752108     1108        7907      SH              SOLE                     7907     0       0
BRASIL TELECOM SA   SPONS ADR PFD   10553M101      510       17800      SH              SOLE                    17800     0       0
BRASKEM S A         SP ADR PFD A    105532105      131        4500      SH              SOLE                     4500     0       0
BRF-BRASIL
FOODS S A           SPONSORED ADR   10552T107      269       15500      SH              SOLE                    15500     0       0
CHANGYOU COM LTD    ADS REP CL A    15911M107      462       10500      SH              SOLE                    10500     0       0
CHINA MED
TECHNOLOGIES INC    SPONSORED ADR   169483104      126       16300      SH              SOLE                    16300     0       0
CNOOC LTD           SPONSORED ADR   126132109      260        1100      SH              SOLE                     1100     0       0
COMPANHIA
PARANAENSE ENERG C  SPON ADR PFD    20441B407      130        4800      SH              SOLE                     4800     0       0
                    SP ADR REP
EMBRAER S A         4 COM           29082A107      255        8300      SH              SOLE                     8300     0       0
GAFISA S A          SPONS ADR       362607301      131       13900      SH              SOLE                    13900     0       0
GOLD FIELDS LTD
NEW                 SPONSORED ADR   38059T106      136        9300      SH              SOLE                     9300     0       0
GRUPO FINANCIERO
GALICIA S A         SP ADR 10 SH B  399909100      339       25000      SH              SOLE                    25000     0       0
HOME INNS & HOTELS
MGMT INC            SPON ADR        43713W107      190        5000      SH              SOLE                     5000     0       0
ISHARES INC         MSCI MEX INVEST 464286822      320        5122      SH              SOLE                     5122     0       0
ISHARES TR          MSCI EMERG MKT  464287234    54645     1148000      SH              SOLE                  1148000     0       0
ISHARES TR          MSCI EMERG MKT  464287234     4760      100000      SH    CALL      SOLE                   100000     0       0
ISHARES TR          MSCI EMERG MKT  464287234    52360     1100000      SH    PUT       SOLE                  1100000     0       0
LDK SOLAR CO LTD    SPONSORED ADR   50183L107      415       56500      SH              SOLE                    56500     0       0
MARKET VECTORS
ETF TR              RUSSIA ETF      57060U506     3854      100000      SH              SOLE                   100000     0       0
PERFECT WORLD
CO LTD              SPON ADR REP B  71372U104      133        7100      SH              SOLE                     7100     0       0
PETROLEO BRASILEIRO
SA PETRO            SPONSORED ADR   71654V408     3386      100000      SH    CALL      SOLE                   100000     0       0
SHANDA GAMES LTD    SP ADR REPTG A  81941U105      406       62300      SH              SOLE                    62300     0       0
SHINHAN FINANCIAL
GROUP CO L          SPN ADR RESTRD  824596100      269        2800      SH              SOLE                     2800     0       0
SILICON MOTION
TECHNOLOGY CO       SPONSORED ADR   82706C108      402       37500      SH              SOLE                    37500     0       0
SK TELECOM LTD      SPONSORED ADR   78440P108      535       28600      SH              SOLE                    28600     0       0
SPREADTRUM
COMMUNICATIONS IN   ADR             849415203      569       36100      SH              SOLE                    36100     0       0
STERLITE INDS
INDIA LTD           ADS             859737207      138        9200      SH              SOLE                     9200     0       0
TATA MTRS LTD       SPONSORED ADR   876568502      401       17800      SH              SOLE                    17800     0       0
VALE S A            ADR             91912E105      134        4200      SH              SOLE                     4200     0       0
VALE S A            ADR             91912E105     6390      200000      SH    CALL      SOLE                   200000     0       0
VALE S A            ADR REPSTG PFD  91912E204      133        4600      SH              SOLE                     4600     0       0
VANGUARD INTL       MSCI EMR
EQUITY INDEX F      MKT ETF         922042858     4619       95000      SH              SOLE                    95000     0       0